Long-Term Payables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Long-Term Payables [Abstract]
Possibility of payment	100.00%
Cash consideration		¥ 9,516	$ 1,304
Principal amount		¥ 30,484	$ 4,176